Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Taxes	The components of loss before income taxes are as follows:
	Years ended December 31,
	2022	2021
United States	$(18,886)	$(7,012)
International	(30)	(67)
Loss before income taxes	$(18,916)	$(7,079)

Schedule of Current Income Tax Expenses	The components of current income tax expense are as follows:
	Years ended December 31,
	2022	2021
Federal	$—	$—
State	1	1
Foreign	—	1
Total income tax expense	$1	$2

Schedule of U.S. Statutory Federal Income Tax Rate to the Total Provision for Income Taxes	A reconciliation of the expected tax computed at the U.S. statutory federal income tax rate to the total provision for income taxes for the years ended December 31, 2022 and 2021 is as follows:
	Years ended December 31,
	2022	2021
Statutory rate	(21)%	(21)%
State taxes, net of federal benefit	(7)%	(7)%
Non-deductible differences	1%	2%
Change in valuation allowance	27%	26%
Provision for taxes	—	—

Schedule of Significant Components of the Company's Net Deferred Tax Assets	Significant components of the Company’s net deferred tax assets at December 31, 2022 and 2021 are as follows:
	Years ended December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$7,001	$2,642
Credit carryforwards	109	48
Accruals and reserves	126	242
Stock-based compensation	843	109
Intangibles	244	265
Operating lease liability	254	310
Capitalized research and development	274	—
Total deferred tax assets	8,851	3,616
Valuation allowance	(8,564)	(3,315)
Net deferred tax assets	287	301
Deferred tax liabilities:
Fixed assets	(44)	—
Operating lease right of use	(243)	(301)
Total deferred tax liabilities	(287)	(301)
Net deferred tax assets	$—	—

Schedule of Changes in Gross Amount of Recognized Tax Benefits	The following shows the changes in the gross amount of recognized tax benefits:
	Years ended December 31,
	2022	2021
Unrecognized tax benefits, beginning of year	$—	$—
Increases related to prior year tax positions	12	—
Decreases related to prior year tax positions	—	—
Increases related to current year tax positions	26	—
Unrecognized tax benefits, end of year	$38	$—